Warrant liability (Details Narrative)	3 Months Ended		12 Months Ended
	Nov. 30, 2021 USD ($) shares $ / shares	Nov. 30, 2021 USD ($) shares $ / shares $ / shares	Aug. 31, 2021 USD ($) shares $ / shares	Nov. 30, 2021 $ / shares	Aug. 31, 2021 $ / shares	Nov. 30, 2020 USD ($) shares	Nov. 30, 2020 $ / shares	Aug. 31, 2020 USD ($) shares	Aug. 31, 2020 $ / shares
Liability Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrant outstanding | shares	1,452,843	1,452,843	1,452,843			2,659,158		2,405,369
Fair value of warrants | $	$ 1,851,311	$ 1,851,311	$ 4,868,703			$ 10,246,146		$ 14,135,321
Share price		$ 4.93	$ 8.42
Expected dividend yield	0.00%
Warrants outstanding, Average exercise price				$ 8.96	$ 8.96		$ 10.39		$ 9.60
Liability Warrants [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected average life	3 months 10 days		6 months 10 days
Exercise price		7.50	$ 7.50
Expected volatility	70.00%		70.00%
Risk free interest rate	0.76%		0.28%
Liability Warrants [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected average life	2 years 8 months 8 days		2 years 11 months 8 days
Exercise price		$ 27.00	$ 27.00
Expected volatility	85.00%		90.00%
Risk free interest rate	1.22%		0.63%
Equity Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrant outstanding | shares	3,736,396	3,736,396	3,736,396
Warrants outstanding, Average exercise price	$ 15	$ 15
Proceeds from exercise of warrant | $	$ 56,000,000.0